VOYA MUTUAL FUNDS

Supplement dated June 29, 2018

Voya Global Equity Fund

Voya International High Dividend Low Volatility Fund

(formerly, Voya Global High Dividend Low Volatility Fund)

(each a “Fund” and collectively the “Funds”)

To Voya Global Equity Fund’s Class A, Class C, Class I, Class T, and Class W Prospectus and

Voya International High Dividend Low Volatility Fund’s Class A, Class I, and Class T Prospectus

each dated February 28, 2018, as supplemented,

(each a “Prospectus” and collectively the “Prospectuses) and

To Voya Global Equity Fund’s Class A, Class C, Class I, Class T, and Class W Statement of Additional Information and

Voya International High Dividend Low Volatility Fund’s

Class A, Class I, and Class T Statement of Additional Information

each dated February 28, 2018, as supplemented,

(each an “SAI” and collectively the “SAIs”)

Effective June 30, 2018, James Ying no longer serves as a portfolio manager for the Funds. Effective June 30, 2018, the Funds’ Prospectuses and SAIs are hereby revised as follows:

1.	All references to James Ying as a Portfolio Manager for the Funds are hereby deleted in their entirety.

2.

The sub-section entitled “Portfolio Management – Portfolio Managers” of the summary section of the Prospectus for Voya Global Equity Fund is hereby deleted in its entirety and replaced with the following:

	Portfolio Managers Vincent Costa, CFA Portfolio Manager (since 12/14) Kai Yee Wong Portfolio Manager (since 05/18)	Steve Wetter Portfolio Manager (since 05/18)

3.

The sub-section entitled “Portfolio Management – Portfolio Managers” of the summary section of the Prospectus for Voya International High Dividend Low Volatility Fund is hereby deleted in its entirety and replaced with the following:

	Portfolio Managers Vincent Costa, CFA Portfolio Manager (since 12/16) Kai Yee Wong Portfolio Manager (since 12/16)	Steve Wetter Portfolio Manager (since 12/16)

PLEASE RETAIN SUPPLEMENT FOR FUTURE REFERENCE